Disclosure of detailed information about reconciliation of income taxes computed as statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net income (loss) before tax	$ 2,756	$ (2,609)
Canadian statutory income tax rate	26.00%	26.00%
Anticipated income tax at statutory rate	$ 717	$ (678)
Permanent differences	340	2,313
Differences between Canadian and foreign tax rates	143	246
Change in estimate	802	112
Effect of changes in statutory tax rates	(228)	46
Inflation adjustment	(537)	0
Impact of foreign exchange on local currencies	316	0
Change in deferred tax assets not recognized	(955)	(1,842)
Mining taxes and duties	778	875
Withholding taxes	532	437
Utilization of foreign tax credits	(138)	0
Other items	(304)	0
Income tax (recovery) expense	$ 1,466	$ 1,509
Effective tax rate	53.00%	(58.00%)